EQUITY METHOD INVESTMENT	12 Months Ended
Jun. 26, 2019
Disclosure Investments And Other Dispositions Narrative [Abstract]
EQUITY METHOD INVESTMENT
We had a joint venture agreement with CMR, S.A.B. de C.V. to develop 50 Chili’s restaurants in Mexico, with a total of 45 Chili’s restaurants operating in the joint venture as of June 28, 2017. We accounted for the joint venture investment under the equity method of accounting. During fiscal 2018, we sold our Dutch subsidiary that held the equity interest in the joint venture to CMR, S.A.B. de C.V. for $18.0 million. During fiscal 2018, we recorded a gain of $0.2 million to Other (gains) and charges in the Consolidated Statements of Comprehensive Income which included the recognition of $5.4 million of foreign currency translation losses reclassified from AOCL consisting of $5.9 million of foreign currency translation losses from previous years, partially offset by $0.5 million of fiscal 2018 foreign currency translation gains.
We received a note as consideration for the sale to be paid in 72 equal installments, with one installment payment made at closing and the other payments to be made over 71 months pursuant to the note. The note is denominated in Mexican pesos and is re-measured to United States dollars at the end of each period resulting in a gain or loss from foreign currency exchange rate changes included in Other (gains) and charges in the Consolidated Statements of Comprehensive Income for the periods presented, refer to Note 5 - Other Gains and Charges for more information. The current portion of the note, which represents the cash payments to be received over the next 12 months, is included within Accounts receivable, net while the long-term portion of the note is included within Other assets in the Consolidated Balance Sheets. Refer to Note 11 - Fair Value Measurements for the fair value and carrying value of the note receivable as of June 26, 2019.
Before the sale of the joint venture during fiscal 2018, we recorded our share of the Mexico joint venture net income or loss of the investee within Operating income since their operations were similar to our ongoing operations. These amounts were included in Restaurant expenses in the Consolidated Statements of Comprehensive Income due to their immaterial nature. The investment in the joint venture was included in Other assets in the Consolidated Balance Sheets.